ORGANIZATION	6 Months Ended
Jun. 30, 2015
ORGANIZATION [Abstract]
ORGANIZATION

NOTE 2 - ORGANIZATION

Description of Business

ICTS International N.V. (“ICTS”) was established by the Department of Justice in Amstelveen, Netherlands on October 9, 1992. ICTS and subsidiaries (collectively referred to as, the “Company”) operate in three reportable segments: (a) Corporate (b) Airport security and other aviation services and (c) Technology. The corporate segment does not generate revenue and contains primarily non-operational expenses. The airport security and other aviation services segment provide security and other services to airlines and airport authorities, predominantly in Europe and the United States of America. The technology segment is predominantly involved in the development and sale of identity security software to customers in Europe and the Unites States of America.

Financial Condition

The Company has a working capital deficit and a history of recurring losses from continuing operations and negative cash flows from continuing operations. As of June 30, 2015 and December 31, 2014, the Company has a working capital deficit of  $6,124 and  $2,455, respectively.   During the periods ended June 30, 2015 and 2014, the Company incurred losses from continuing operations of $4,254 and $2,447, respectively. Collectively, these factors raise substantial doubt about the Company's ability to continue as a going concern.

 Management believes that the Company's operating cash flows and related party/third party financing activities will provide it with sufficient funds to meet its obligations and execute its business plan for the next twelve months. However, there are no assurances that management's plans to generate sufficient cash flows from operations and obtain additional financing from related parties/third parties will be successful. In May 2014, the Company increased its borrowing capacity (before accrued interest) under the convertible notes payable to related party to $37,000 before accrued interest.

The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.